GQC-STATSUP-1 062813
Statutory Prospectus Supplement dated June 28, 2013
This supplement supercedes and replaces in its entirety the supplement dated May 10, 2013.
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Global Quantitative Core Fund
Effective July 31, 2013, Invesco Global Quantitative Core Fund will change its name to Invesco Global Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
Invesco Global Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Investment Objective(s)”:
“The Fund’s investment objective is income and long-term growth of capital.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.
The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”
Effective July 31, 2013, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:
“Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.”
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Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Year	Years

Class A shares: Inception (9/15/1997)
Return Before Taxes	7.07%	-3.44%	6.75%
Return After Taxes on Distributions	6.70	-3.87	5.60
Return After Taxes on Distributions and Sale of Fund Shares	5.09	-2.99	5.63
Class B shares: Inception (9/15/1997)	7.53	-3.41	6.78

Class C shares: Inception (1/2/1998)	11.44	-3.07	6.61
Class R shares[1]: Inception (10/31/2005)	13.01	-2.58	7.12

Class Y shares[2]: Inception (10/3/2008)	13.55	-2.15	7.46
MSCI World IndexSM(reflects no deduction for fees, expenses or taxes)	15.83	-1.18	7.51
Lipper Global Equity Income Funds Index[3]	11.84	—	—

Lipper Global Multi-Cap Core Funds Index[3]	16.19	0.87	8.37

[1]	Class R shares’ performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

[2]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

[3]	The Fund has elected to use the Lipper Global Equity Income Funds Index to represent its peer group benchmark rather than the Lipper Global Multi-Cap Core Funds Index because the Lipper Global Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings — Objective(s) and Strategies”:
“The Fund’s investment objective is income and long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.
The Fund can invest in derivative instruments including futures contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument or commodity at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument or commodity. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument or commodity on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank
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these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.
In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.”
Effective July 31, 2013, the following information is added as a new second paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings — Risks”:
“Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Other Information — Dividends and Distributions — Dividends”:
“The Fund generally declares and pays dividends from net investment income, if any, quarterly.”
Effective July 31, 2013, the following information is added underneath the last benchmark appearing under the heading “Benchmark Descriptions”:
“Lipper Global Equity Income Funds Index is an unmanaged Index considered representative of global equity income funds tracked by Lipper.”
In addition, effective July 31, 2013, under the heading “Shareholder Account Information,” all references to Invesco U.S. Quantitative Core Fund will become Invesco Low Volatility Equity Yield Fund.
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AGS-STATSUP-2 062813
Statutory Prospectus Supplement dated June 28, 2013
This supplement supercedes and replaces in its entirety the supplement dated May 10, 2013.
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:
Invesco Conservative Allocation Fund
Invesco Global Quantitative Core Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Small Cap Growth Fund
Effective July 31, 2013, Invesco Global Quantitative Core Fund will change its name to Invesco Global Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
Invesco Global Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Investment Objective(s)”:
“The Fund’s investment objective is income and long-term growth of capital.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.
The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
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The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”
Effective July 31, 2013, the following information is added underneath the last risk appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Principal Risks of Investing in the Fund”:
“Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Performance Information — Average Annual Total Returns”:
     “Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Year	Years

Class R5 shares[1]: Inception (4/30/2004)
Return Before Taxes	13.96%	-1.75%	7.87%
Return After Taxes on Distributions	13.45	-2.27	6.59
Return After Taxes on Distributions and Sale of Fund Shares	9.74	-1.60	6.56

MSCI World IndexSM(reflects no deduction for fees, expenses or taxes)	15.83	-1.18	7.51

Lipper Global Equity Income Funds Index[2]	11.84	—	—
Lipper Global Multi-Cap Core Funds Index[2]	16.19	0.87	8.37

[1]	Class R5 shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Class A shares is September 15, 1997.

[2]	The Fund has elected to use the Lipper Global Equity Income Funds Index to represent its peer group benchmark rather than the Lipper Global Multi-Cap Core Funds Index because the Lipper Global Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings — Invesco Global Quantitative Core Fund — Objective(s) and Strategies”:
“The Fund’s investment objective is income and long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.
The Fund can invest in derivative instruments including futures contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument or commodity at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument or commodity. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument or commodity on the
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settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.
In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.”
Effective July 31, 2013, the following information is added underneath the last risk appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings — Invesco Global Quantitative Core Fund — Risks”:
“Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.”
Effective July 31, 2013, the following information replaces in its entirety the second paragraph appearing under the heading “Other Information — Dividends and Distributions — Dividends”:
“Invesco Global Low Volatility Equity Yield Fund generally declares and pays dividends from net investment income, if any, quarterly.”
Effective July 31, 2013, the following information is added underneath the last benchmark appearing under the heading “Benchmark Descriptions”:
“Lipper Global Equity Income Funds Index is an unmanaged Index considered representative of global equity income funds tracked by Lipper.”
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